Long-Term Debt - Repayment Schedule (Table) (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Debt Disclosure [Abstract]
December 31, 2024	$ 193,252
December 31, 2025	144,587
December 31, 2026	300,858
December 31, 2027	162,719
December 31, 2028	21,762
Total	$ 823,178